Investments in Associates and other Companies (Details) - Schedule of fair value of these equity investments - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments in Associates and other Companies (Details) - Schedule of fair value of these equity investments [Line Items]
Investment value	$ 548	$ 482
Bladex [Member]
Investments in Associates and other Companies (Details) - Schedule of fair value of these equity investments [Line Items]
Investment value	310	328
Stock Exchanges [Member]
Investments in Associates and other Companies (Details) - Schedule of fair value of these equity investments [Line Items]
Investment value	228	154
Others [Member]
Investments in Associates and other Companies (Details) - Schedule of fair value of these equity investments [Line Items]
Investment value	$ 10